RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	$ 172,014		$ 107,084
Richardson And Associates [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	172,014		$ 107,084
Costs and Expenses, Related Party	$ 106,870	$ 47,285